Income taxes (Details 3) (Deferred asset/liability) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Deferred income tax assets [Abstract]
Pension liability	CAD 130	CAD 147
Personal injury and legal claims	66	64
Environmental and other reserves	166	179
Other postretirement benefits liability	83	82
Unrealized foreign exchange losses	58	124
Net operating losses and tax credit carryforwards	23	26
Total deferred income tax assets	526	622
Deferred income tax liabilities [Abstract]
Properties	8,673	8,303
Pension asset	243	348
Other	83	76
Total deferred income tax liabilities	8,999	8,727
Total net deferred income tax liability	8,473	8,105
Total net deferred income tax liability [Abstract]
Domestic	3,334	3,074
Foreign	5,139	5,031
Total net deferred income tax liability	CAD 8,473	CAD 8,105
Minimum [Member]
Tax credit carryforward [Line Items]
Tax credit carryforward expiration date	Dec. 31, 2018
Maximum [Member]
Tax credit carryforward [Line Items]
Tax credit carryforward expiration date	Dec. 31, 2036